Financial assets and other receivables - Changes in impairment losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at January 1	$ (188,816)
Balance at December 31	(191,536)	$ (188,816)
Accumulated impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at January 1	2,744
Balance at December 31	2,737	2,744
Accumulated impairment | Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at January 1	2,744	2,906
Impairment losses recognized	1,429	475
Collection of previously written off balances	(1,798)	(519)
Exchange differences	362	(118)
Balance at December 31	$ 2,737	$ 2,744